Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Estimated Useful lives of Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Economic Lives from Date of Purchase
Intangible assets have weighted average useful lives from the date of purchase as follows:

Customer relationships	– 5 years
Software	– 5 years
Trademarks	– 10 years
User list	– 5 years
Licensed copyrights of video contents	– 3 years
Others	– 6 years

Summary of Revenues Disaggregated by Revenue Source

	For the years ended
	December 31, 2017	December 31, 2018	December 31, 2019	December 31, 2019
	RMB	RMB	RMB	US$
	(In millions)
Online marketing	73,146	81,912	78,093	11,217

iQIYI membership service	6,532	10,603	14,415	2,071
iQIYI content distribution	1,192	2,163	2,544	365
Interest income earned from provision of financial services	1,658	1,724	—	—
Others	2,281	5,875	12,361	1,776

Other revenue	11,663	20,365	29,320	4,212

Total revenue	84,809	102,277	107,413	15,429